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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



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1.  Name and address of issuer:

        MIM MUTUAL FUNDS, INC.
        4500 ROCKSIDE ROAD
        INDEPENDENCE, OHIO 44131-6809

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2.  Name of each series or class of funds for which this notice is filed:

        MIM MUTUAL FUNDS, INC.
          Money Market Fund, AFA Equity Fund, Stock Income Fund, Stock Growth Fund, Bond Income Fund, Stock Appreciation Fund
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3.  Investment Company Act File Number:  811-4233

    Securities Act File Number:  2-95878
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4.  Last day of the fiscal year for which this notice is filed:

    SEPTEMBER 30, 1995

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                [  ]
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Money Market Fund  6,588,637  Stock Growth Fund  136,001
    Stock Income Fund    209,226
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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    NONE
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9.  Number and aggregate sale price of securities sold during the fiscal year:

     8,926,341.68 Price
    4,364,143.327 Shares
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

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      8,926,341.68 Price
     4,364,143.327 Shares

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     Not Available
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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2:                                  8,926,341.68
                                                                         --------------
    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans:                                                0
                                                                         --------------
   (iii)  Aggregate price of shares redeemed or repurchased during
          the fiscal year:                                                88,524,037.31
                                                                         --------------
    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
          to rule 24f-2:                                                              0
                                                                         --------------
     (v)  Net aggregate price of securities sold and issued during
          the fiscal year in reliance on rule 24f-2:                    (79,597,695.63)
                                                                         --------------
    (vi)  Multiplier prescribed by Section 6(b) of the Securities Act
          of 1933 or other applicable law or registration:                        /2900
                                                                         --------------
   (vii)  Fee Due:                                                                    0
                                                                         ==============

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
     Procedures.
                                                                [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                               /s/ Gregory B. Getts, Ph.D.;
By (Signature and Title)* _____________________________________________________________

                                                  Secretary/Treasurer
                          _____________________________________________________________

Date           11/28/95
     ____________________________

       * Please print the name and title of the signing officer below the signature.
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                       VEDDER, RICE, KAUFMAN & KAMMHOLZ



                              NOVEMBER 24, 1995



Board of Directors
MIM Mutual Funds, Inc.
4500 Rockside Road
Cleveland, Ohio 44131-6809

            Re:  RULE 24F-2 NOTICE FOR MIM MUTUAL FUNDS, INC.
                 FILE NO. 2-95878

Dear Sirs:

  Reference is made to the Rule 24f-2 Notice being filed by MIM Mutual Funds, Inc. (hereinafter called the "Fund") and the 4,364,143.327 shares of capital stock, par value $.001 per share, of the Fund specified therein as having been sold during the period ended September 30, 1995, in reliance upon the prior declaration by the Fund of registration of an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940.

  It is our opinion that the Fund is a corporation existing under the laws of the State of Maryland and is authorized to issue a total of one billion nine hundred million (1,900,000,000) shares.

  It is our further opinion that said 4,364,143.327 shares of capital stock to which said Rule 24f-2 Notice relates are legally issued, fully paid and non-assessable.

  In rendering this opinion, we have relied upon an Officer's Certificate executed by the Secretary/Treasurer of the Fund as to certain factual matters that have not been independently verified.









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Vedder, Price, Kaufman & Kammholz

Board of Directors
MIM Mutual Funds, Inc.
November 24, 1995
Page 2

  We hereby consent to the use of this opinion in connection with the Rule 24f-2 Notice to be filed with the Securities and Exchange Commission.



                                       Very truly yours,

                                       VEDDER, PRICE, KAUFMAN & KAMMHOLZ



                                       BY: /S/  CATHY G. O'KELLY
                                           ----------------------
                                                Cathy G. O'Kelly


COK/seh

cc: Gregory B. Gretts